Other Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Other Short-Term Borrowings [Abstract]
Disclosure of Other Short-Term Borrowings [text block]	29 – Other Short-Term Borrowings in € m. Dec 31, 2022 Dec 31, 2021 Other short-term borrowings: Commercial paper 1,899 1,840 Other 3,223 2,194 Total other short-term borrowings 5,122 4,034